Summary of Significant Principal Accounting Policies (Summary of Useful Lives) (Details)	Dec. 31, 2024
Electronic devices | Minimum
Summary of Significant Principal Accounting Policies
Useful years	3 years
Residual rate	0.00%
Electronic devices | Maximum
Summary of Significant Principal Accounting Policies
Useful years	5 years
Residual rate	5.00%
Vehicle
Summary of Significant Principal Accounting Policies
Residual rate	5.00%
Vehicle | Minimum
Summary of Significant Principal Accounting Policies
Useful years	4 years
Vehicle | Maximum
Summary of Significant Principal Accounting Policies
Useful years	5 years
Furniture and office equipment
Summary of Significant Principal Accounting Policies
Residual rate	5.00%
Furniture and office equipment | Minimum
Summary of Significant Principal Accounting Policies
Useful years	3 years
Furniture and office equipment | Maximum
Summary of Significant Principal Accounting Policies
Useful years	5 years
Machinery
Summary of Significant Principal Accounting Policies
Residual rate	5.00%
Machinery | Minimum
Summary of Significant Principal Accounting Policies
Useful years	6 years
Machinery | Maximum
Summary of Significant Principal Accounting Policies
Useful years	10 years
Buildings
Summary of Significant Principal Accounting Policies
Residual rate	5.00%
Buildings | Minimum
Summary of Significant Principal Accounting Policies
Useful years	38 years
Buildings | Maximum
Summary of Significant Principal Accounting Policies
Useful years	44 years
Leasehold improvement
Summary of Significant Principal Accounting Policies
Residual rate	0.00%